Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of exposure to credit risk and ECLs for financing receivables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 4,706	€ 3,643
Receivables from financing activities
Disclosure of credit risk exposure [line items]
Gross amount	4,619	3,512
ECL allowance	(172)	(121)
Receivables from financing activities	4,447	3,391
Receivables from financing activities | Stage 1
Disclosure of credit risk exposure [line items]
Gross amount	4,492	3,359
ECL allowance	(138)	(105)
Receivables from financing activities	4,354	3,254
Receivables from financing activities | Stage 2
Disclosure of credit risk exposure [line items]
Gross amount	69	108
ECL allowance	(22)	(8)
Receivables from financing activities	47	100
Receivables from financing activities | Stage 3
Disclosure of credit risk exposure [line items]
Gross amount	58	45
ECL allowance	(12)	(8)
Receivables from financing activities	€ 46	€ 37